FINANCIAL INVESTORS TRUST

ALPS/KOTAK INDIA GROWTH FUND
(the “Fund”)

     SUPPLEMENT DATED MARCH 31, 2017 TO THE PROSPECTUS AND SUMMARY PROSPECTUS

DATED FEBRUARY 28, 2017, AS SUPPLEMENTED

The first three paragraphs under the sub-section “ALPS/Kotak India Growth Fund” of the “Management” section in the Fund’s Prospectus are hereby deleted and replaced in its entirety with the following:

The Adviser has delegated daily management of Fund assets to Kotak Mahindra (UK) Limited (the “Sub-Adviser” or “Kotak”), who is paid by the Adviser and not the Fund. The Sub-Adviser is engaged to manage the investments of the Fund in accordance with its investment objective, policies and limitations and investment guidelines established by the Adviser and the Board.

Kotak is a company incorporated under the Companies Act of 1985 in the United Kingdom and regulated by the Financial Conduct Authority (“FCA”) in the United Kingdom, with a branch in Dubai that is regulated by the Dubai Financial Services Authority and a branch in Singapore that is regulated by Monetary Authority of Singapore. Kotak is registered with the SEC as a registered investment adviser and also is registered with the Securities Exchange Board of India as a Foreign Portfolio Investor. Kotak is a wholly owned subsidiary of Kotak Mahindra Bank Limited, based in Mumbai, India. Kotak’s principal business address is 8th Floor, Portsoken House, 155-157 Minories, London EC3N 1LS United Kingdom. Kotak provides discretionary and non-discretionary asset management services to collective investment schemes and institutions. As of December 31, 2016, Kotak had approximately $2.32 billion in assets under management.

Effective April 1, 2017, Kotak will enter into a Novation Agreement with the Fund, ALPS Advisors, Inc., and Kotak Mahindra Asset Management (Singapore) Pte. Ltd. (“KMAMS”), another wholly owned subsidiary of Kotak Mahindra Bank Limited, whereby KMAMS will assume all of Kotak’s rights and obligations under the current Sub-Advisory Agreement (the “Assumption”). KMAMS is registered with the SEC as a registered investment adviser and holds a Capital Markets License for Fund Management issued by the Monetary Authority of Singapore. KMAMS’ principal business address is 16 Raffles Quay, #35-02, Hong Leong Building, Singapore 048581. The key terms of the Sub-Advisory Agreement will not change (other than the change in parties resulting from the Assumption). The portfolio managers who manage the Fund will not change as a result of the Novation Agreement. In addition, the fees payable by the Fund will not change as a result of the Novation Agreement, and the Sub-Advisory fees paid under the Current Sub-Advisory Agreement will not change. The investment objectives and policies of the Fund also will remain unchanged.

A discussion regarding the basis for the Board of Trustee’s approval of the Novation Agreement with KMAMS will be provided in the Fund’s annual report to shareholders for the period ending October 31, 2017.

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Effective April 1, 2017, all references with respect to Kotak Mahindra (UK) Limited in the Fund’s Prospectus and Summary Prospectus are hereby deleted and replaced with references to Kotak Mahindra Asset Management (Singapore) Pte. Ltd., and all references with respect to the Fund’s “Sub-Adviser” in the Fund’s Prospectus and Summary Prospectus shall refer to Kotak Mahindra Asset Management (Singapore) Pte. Ltd.

Please retain this supplement for future reference.

FINANCIAL INVESTORS TRUST

ALPS/KOTAK INDIA GROWTH FUND
(the “Fund”)

SUPPLEMENT DATED MARCH 31, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2017, AS SUPPLEMENTED

The first three paragraphs under the sub-section “ALPS/Kotak India Growth Fund” of the “Investment Managers” section in the Fund’s Statement of Additional Information are hereby deleted and replaced in its entirety with the following:

The Adviser has delegated daily management of Fund assets to Kotak Mahindra (UK) Limited (the “Sub-Adviser” or “Kotak”), who is paid by the Adviser and not the Fund. The Sub-Adviser is engaged to manage the investments of the Fund in accordance with its investment objective, policies and limitations and investment guidelines established by the Adviser and the Board.

Kotak is a company incorporated under the Companies Act of 1985 in the United Kingdom and regulated by the Financial Conduct Authority (“FCA”) in the United Kingdom, with a branch in Dubai that is regulated by the Dubai Financial Services Authority and a branch in Singapore that is regulated by Monetary Authority of Singapore. Kotak is registered with the SEC as a registered investment adviser and also is registered with the Securities Exchange Board of India as a Foreign Portfolio Investor. Kotak is a wholly owned subsidiary of Kotak Mahindra Bank Limited, based in Mumbai, India. Kotak’s principal business address is 8th Floor, Portsoken House, 155-157 Minories, London EC3N 1LS United Kingdom. Kotak provides discretionary and non-discretionary asset management services to collective investment schemes and institutions. As of December 31, 2016, Kotak had approximately $2.32 billion in assets under management.

Effective April 1, 2017, Kotak will enter into a Novation Agreement with the Fund, ALPS Advisors, Inc., and Kotak Mahindra Asset Management (Singapore) Pte. Ltd. (“KMAMS”), another wholly owned subsidiary of Kotak Mahindra Bank Limited, whereby KMAMS will assume all of Kotak’s rights and obligations under the current Sub-Advisory Agreement (the “Assumption”). KMAMS is registered with the SEC as a registered investment adviser and holds a Capital Markets License for Fund Management issued by the Monetary Authority of Singapore. KMAMS’ principal business address is 16 Raffles Quay, #35-02, Hong Leong Building, Singapore 048581. The key terms of the Sub-Advisory Agreement will not change (other than the change in parties resulting from the Assumption). The portfolio managers who manage the Fund will not change as a result of the Novation Agreement. In addition, the fees payable by the Fund will not change as a result of the Novation Agreement, and the Sub-Advisory fees paid under the Current Sub-Advisory Agreement will not change. The investment objectives and policies of the Fund also will remain unchanged.

A discussion regarding the basis for the Board of Trustee’s approval of the Novation Agreement with KMAMS will be provided in the Fund’s annual report to shareholders for the period ending October 31, 2017.

Effective April 1, 2017, all references with respect to Kotak Mahindra (UK) Limited in the Fund’s Statement of Additional Information are hereby deleted and replaced with references to Kotak Mahindra Asset Management (Singapore) Pte. Ltd., and all references with respect to the Fund’s “Sub-Adviser” in the Fund’s Statement of Additional Information shall refer to Kotak Mahindra Asset Management (Singapore) Pte. Ltd.

Please retain this supplement for future reference.